Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 0	£ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 9,160	£ 8,835
Average duration of the defined benefit obligation	18 years	18 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 288	£ 346
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,112	1,202
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,606	2,556
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,314	2,083
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,840	2,648
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 2,412	£ 2,676
Average duration of the defined benefit obligation	18 years	18 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 84	£ 76
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	338	364
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	656	691
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	588	627
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	746	918
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 727	£ 984
Average duration of the defined benefit obligation	11 years	11 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 52	£ 56
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	145	202
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	247	357
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	145	196
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 138	£ 173